Operating Leases (Details Narrative) (10-K) - USD ($)		3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Feb. 29, 2020
Leases [Abstract]
Operating lease description	At December 31, 2019, the Company had one operating lease for its headquarters office space in Burbank, California. In February 2020, the Company took possession of a second leased facility consisting of office, research, and production space also located in Burbank, California.						The Company leases its headquarters office space in Burbank, California under an operating lease that expires on July 31, 2023.
Operating lease right-of-use asset, net	$ 332,980	$ 383,000		$ 383,000			$ 332,980	$ 432,000
Total lease liabilities	337,453	414,000		414,000			337,453	$ 432,000
Operating lease liabilities, short-term	$ 85,662	99,000		99,000			85,662
Lease expenses		$ 72,000	$ 20,000	$ 171,000	$ 81,000	$ 42,040	$ 107,588